SUMMARY OF LIABILITIES MEASURED AT THE PRESENT VALUE OF THE REMAINING LEASE PAYMENTS, DISCOUNTED USING THE LESSEE’S INCREMENTAL BORROWING RATE (Details) (Parenthetical)	Jan. 01, 2019
Changes In Accounting Policies And Disclosures
Weighted average lessee's incremental borrowing rate applied to the lease liabilities	5.75%